Issued share capital, share premium account and share options - Share capital (Details) - EUR (€) € / shares in Units, € in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of classes of share capital [line items]
Cancellation of shares		0	47,200,000	37,800,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued	35,200,000	1,128,062,028	1,089,181,737	1,133,395,322
Par value per share	€ 11.35
Net proceeds from shares issued	€ 400
Transaction costs	€ 2
New issue		3,600,000	3,000,000	0